RELATED PARTY TRANSACTIONS AND BALANCES	6 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

NOTE 25. RELATED PARTY TRANSACTIONS AND BALANCES

Sales to related party – sales to related party consisted of the following:

	For the six months ended December 31,
	2020	2021	2021
		RMB	U.S. Dollars
	RMB	(Unaudited)	(Unaudited)
Urumqi Yikeli Automatic Control Equipment Co., Ltd.	¥85,657	¥—	$—
Total revenues from related party	¥85,657	¥—	$—

Prepaid expenses - related parties – prepaid expenses - related parties consisted of the following:

		December 31, 2021	December 31, 2021
	June 30, 2021	RMB	U.S. Dollars
	RMB	(Unaudited)	(Unaudited)
Founders	¥363,000	¥—	$—
Founders’ family member	70,000	—	—
Total prepaid expenses - related parties	¥433,000	¥—	$—

Leases from related parties - The Company has various agreements for the lease of office space owned by the founders and their family members. The terms of the agreement state that the Company will continue to lease the property at a monthly rent of ¥110,833 with annual rental expense at ¥1.33 million ($0.21 million).

The details of leases from related parties are as below:

			Monthly Rent	Monthly Rent
Lessee	Lessor	Rent Period	RMB	USD
Nanjing Recon	One of the Founders	April 1, 2020 - March 31, 2022	¥40,000	$6,288
BHD	One of the Founders	January 3, 2022- Dec 31, 2022	31,667	4,978
BHD	One of the Founders	January 1, 2022- Dec 31, 2022	22,500	3,537
BHD	Founders’ family member	January 1, 2022- Dec 31, 2022	16,667	2,620

As of June 30, 2021, the operating lease ROU assets and corresponding operating lease liabilities of leases from related parties was ¥352,775 and ¥352,775, respectively.

As of December 31, 2021, the operating lease ROU assets and corresponding operating lease liabilities of leases from related parties was ¥119,029 ($18,423) and ¥119,029 ($18,423), respectively.

Guarantee/collateral related parties – The Company’s founders provide guarantee and collateral for the Company’s short-term bank loans (see Note 14).